Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Federal and Provincial Income Tax Rates to Loss Before Tax Provision

Income tax (expense) recovery for the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024 varies from the amount that would be computed from applying the combined federal and provincial income tax rate to income (loss) before income taxes as follows:

	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024 (Restated – Note 6)
Net loss before income taxes	$(16,972,421)	$(3,085,195)
Statutory Canadian corporate tax rate	27%	27%
Anticipated income tax recovery	$(4,583,000)	$(833,000)
Change in tax resulting from:
Change in statutory, foreign tax, foreign exchange rates and other	(1,127,000)	(31,000)
Permanent differences	3,335,000	171,000
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(20,555,000)	61,000
Share issue costs	(2,049,000)	(18,000)
Change in unrecognized deductible temporary differences	24,979,000	650,000
Net deferred income tax recovery	$–	$–

Schedule of Deferred Tax Liability and Unrecognized Deferred Tax Assets

The significant components of the Company’s deferred income tax assets (liability) are as follows:

	December 31, 2025	September 30, 2024
Deferred tax assets (liabilities)
Exploration and evaluation assets	$22,932,000	$1,372,000
Property and equipment	190,000	77,000
Share issue costs	1,573,000	15,000
Non-capital losses available for future periods	2,764,000	1,016,000
	$27,459,000	$2,480,000
Unrecognized deferred tax assets	(27,459,000)	(2,480,000)
Net deferred tax assets	$–	$–